Taxes	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
TAXES

NOTE 14 – TAXES

(a)	Corporate Income Taxes ("CIT")

CLPS was incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of Cayman Islands.

CLPS Hong Kong, Qiner, Qinheng and Qinson were established in Hong Kong and are subject to Hong Kong profits tax of 16.5% on its activities conducted in Hong Kong. CLPS SG, Infogain, Ridik Pte. and Ridik Software Pte. are subject to Singapore income tax at the rate of 17%. CLPS Ridik AU was established in Australia. Australian enterprises are usually subject to a unified 30% enterprise income tax rate while CLPS Ridik AU is subject to corporate income tax at 27.5% as a small company in the fiscal 2020, 2019 and 2018. CLPS Japan was established in Japan and is subject to statutory income tax at 23.2%. Ridik Consulting was established in India and is subject to statutory income rate at 18.5%. Ridik Sdn. was established in Malaysia and is subject to statutory income tax rate at 24%. CLPS US was established in US and is subject to federal tax at a rate of 21% and state tax at a rate of 0% in Delaware, CLPS California was established in US and is subject to federal tax at a rate of 21% and state tax at a rate of 8.84% in California. Ridik Software was established in UK and is subject to statutory income tax rate at 19%.

Under the Enterprise Income Tax ("EIT") Law of PRC, domestic enterprises and Foreign Investment Enterprises (the "FIE") are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted if qualified. EIT Law grants a preferential tax rate to High and New Technology Enterprises ("HNTEs"). In accordance with the PRC Income Tax Laws, an enterprise awarded with the "HNTE"s certificate may enjoy a reduced EIT rate of 15%. CLPS Shanghai, the Company's main operating subsidiary in PRC, was recognized as qualified HNTEs in 2013 and enjoyed a preferential tax rate of 15% from 2013 to 2015. The status was renewed in 2016 for 2016 to 2018 and it renewed, again, in October 2019 for 2019 to 2021. The impact of the preferential tax treatment noted above decreased income taxes by $193,004, $217,671 and $285,130 for the fiscal 2020, 2019 and 2018, respectively.

Income (loss) before income taxes

	For the years ended June 30,
	2020	2019	2018
PRC	$9,266,586	$6,082,916	$2,863,419
Non-PRC	(5,559,127)	(9,183,561)	(260,649)
	$3,707,459	$(3,100,645)	$2,602,770

The following table reconciles the statutory rate to the Company's effective tax rate:

	For the years ended June 30,
	2020	2019	2018
PRC statutory income tax rate	25.0%	25.0%	25.0%
Effect of income tax rate difference in other jurisdictions	36.8%	(70.7)%	(1.8)%
Effect of tax rate changes on deferred taxes	4.5%	3.6%	-
Effect of PRC preferential tax rate and tax holidays	(7.8)%	7.0%	(11.0)%
R&D credits	(52.4)%	53.4%	(18.3)%
Tax receivable	-	5.8%	-
Deferred tax	(0.1)%	(12.8)%	-
Change in valuation allowances	12.1%	(17.0)%	7.9%
Others	4.4%	(0.3)%	(6.1)%
Effective tax rate	22.5%	(6.0)%	(4.3)%

The provision (benefit) for income tax consists of the following:

	For the years ended June 30,
	2020	2019	2018
Current income tax	$662,704	$86,506	$95,923
Deferred income tax	172,740	100,109	(208,051)
Total provision (benefit) for income tax expenses	$835,444	$186,615	$(112,128)

As of June 30, 2020 and 2019, the Company had net operating loss carry forwards of approximately $5,721,651 and $4,326,319, respectively, from the Company's PRC subsidiaries, which will expire between 2020 and 2025 if not utilized. As of June 30, 2020, the Company had net operating loss carry forwards of approximately $509,033, $251,128, $1,518, $11,228 and $5,513 from its operations in Singapore, Australia, Hong Kong, Japan and India, respectively. The net operating losses in Singapore, Australia and Hong Kong will be carried forward indefinitely while the net operating losses in Japan and India will be carried forward for 10 years and 8 years, respectively.

The significant components of the deferred tax assets are as follows:

	As of June 30,
	2020	2019
Deferred tax assets:
Net operating loss carry forwards	$1,589,884	$1,227,940
Accrued expenses and other	236,245	336,383
Share of investee's loss	7,123	-
Intangible assets, net	-	(39,914)
Valuation allowances	(1,630,005)	(1,186,188)
Total deferred tax assets	$203,247	$338,221

Deferred tax liabilities:
Intangible assets, net	$160,911	$-
Share of investee's income	2,252	-
Total deferred tax liabilities	$163,163	$-

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. As of June 30, 2020 and 2019, valuation allowances were provided against deferred tax assets in entities which were in a three-year cumulative losses position and/or are not forecasted to turn profits in the foreseeable future as of June 30, 2020.

Pursuant to the PRC EIT Law, 10% withholding tax is levied on dividends declared to foreign investors from the foreign investment enterprises established in PRC. The requirement is effective from January 1, 2008 and applies to earnings after December 31, 2007. As of June 30, 2020 and 2019, the Company intends to permanently reinvest the undistributed earnings from PRC subsidiaries to fund future operations and thus no deferred tax has been recognized for withholding taxes that would be payable on the unremitted earnings that are subject to withholding taxes of the Company's subsidiaries established in PRC. The amount of unrecognized deferred tax liabilities for temporary differences related to investments in foreign subsidiaries is not determined because such a determination is not practicable.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. It is possible that the amount of unrecognized benefit will further change in the next 12 months; however, an estimate of the range of the possible change cannot be made at this moment. As of June 30, 2020, the Company had unrecognized tax benefits of $194,939, if ultimately recognized, will impact the effective tax rate. The Company has presented unrecognized tax benefits of $128,467 on a net basis with deferred tax assets relating to tax losses carry forward which otherwise a full valuation allowance would be recorded. The Company did not record any interest and penalties related to potential underpaid income tax expenses for the years ended June 30, 2020 and 2019, respectively.

A reconciliation of the beginning and ending amount of unrecognized tax benefit was as follows:

For the year ended June 30, 2020
Balance as of July 1, 2019	$128,467
Increases	228,358
Decreases	(157,906)
Foreign currency translation adjustment	(3,980)
Balance as of June 30, 2020	$194,939

As of June 30, 2020, the tax years ended December 31, 2015 through December 31, 2019 for the Company's PRC entities remain open for statutory examination by PRC tax authorities.

(b)	Tax Payables

The Company's tax payables consist of the following:

	As of June 30,
	2020	2019

VAT tax payable	$532,649	$282,340
Corporate income tax payable	225,311	113,083
Withholding tax payable	194,747	133,210
Disability insurance fund payable	438,759	363,149
Other tax payables	35,148	23,847
Total tax payables	$1,426,614	$915,629